Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
January 31, 2017

Dates Covered
Collections Period	01/01/17 - 01/31/17
Interest Accrual Period	01/17/17 - 02/14/17
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/16	847,768,936.20	42,384
Yield Supplement Overcollateralization Amount 12/31/16	39,639,501.06	0
Receivables Balance 12/31/16	887,408,437.26	42,384
Principal Payments	24,324,786.70	987
Defaulted Receivables	2,331,952.97	104
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/17	38,098,448.93	0
Pool Balance at 01/31/17	822,653,248.66	41,293

Pool Statistics	$ Amount	# of Accounts
Pool Factor	85.19%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,920,912.79	616
Past Due 61-90 days	4,399,613.35	206
Past Due 91-120 days	1,042,478.10	55
Past Due 121+ days	0.00	0
Total	18,363,004.24	877

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	1,209,173.98
Aggregate Net Losses/(Gains) - January 2017	1,122,778.99
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.52%
Prior Net Losses Ratio	1.48%
Second Prior Net Losses Ratio	1.31%
Third Prior Net Losses Ratio	0.40%
Four Month Average	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	37,019,396.19
Actual Overcollateralization	37,019,396.19
Weighted Average APR	4.31%
Weighted Average APR, Yield Adjusted	6.21%
Weighted Average Remaining Term	60.83

Flow of Funds	$ Amount

Collections	28,746,545.14
Investment Earnings on Cash Accounts	9,616.77
Servicing Fee	(739,507.03)
Transfer to Collection Account	0.00
Available Funds	28,016,654.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	776,422.92
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,511,969.65
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	690,764.56

Total Distributions of Available Funds	28,016,654.88

Servicing Fee	739,507.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 01/17/17	812,145,822.12
Principal Paid	26,511,969.65
Note Balance @ 02/15/17	785,633,852.47

Class A-1
Note Balance @ 01/17/17	62,655,822.12
Principal Paid	26,511,969.65
Note Balance @ 02/15/17	36,143,852.47
Note Factor @ 02/15/17	18.8249232%

Class A-2
Note Balance @ 01/17/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	324,000,000.00
Note Factor @ 02/15/17	100.0000000%

Class A-3
Note Balance @ 01/17/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	324,000,000.00
Note Factor @ 02/15/17	100.0000000%

Class A-4
Note Balance @ 01/17/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	75,480,000.00
Note Factor @ 02/15/17	100.0000000%

Class B
Note Balance @ 01/17/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 02/15/17	26,010,000.00
Note Factor @ 02/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	813,920.67
Total Principal Paid	26,511,969.65
Total Paid	27,325,890.32

Class A-1
Coupon	0.70000%
Interest Paid	35,330.92
Principal Paid	26,511,969.65
Total Paid to A-1 Holders	26,547,300.57

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	297,000.00

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8645027
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1595871
Total Distribution Amount	29.0240898

A-1 Interest Distribution Amount	0.1840152
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.0831753
Total A-1 Distribution Amount	138.2671905

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9166667

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 01/17/17	2,407,920.41
Investment Earnings	856.37
Investment Earnings Paid	(856.37)
Deposit/(Withdrawal)	-
Balance as of 02/15/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41